Columbia Real Estate Equity Fund |

COLUMBIA FUNDS SERIES TRUST I

Columbia Real Estate Equity Fund

(the "Fund")

Supplement dated May 31, 2011

to the Fund's Prospectuses dated May 1, 2011

Effective on May 31, 2011, the Fund will change its benchmark from FTSE National Association of Real Estate Investment Trusts All Equity REITs Index to the FTSE National Association of Real Estate Investment Trusts Equity REITs Index. Accordingly, as of May 31, 2011, the Fund's Prospectuses will be hereby revised as follows:

1)	The paragraph under the heading "Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectus entitled "Columbia Real Estate Equity Fund - Performance Information," is deleted and replaced in its entirety with the following:

The table compares the Fund's returns for each period with those of the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, which reflects performance of all publicly traded equity REITs other than those designated as timber REITs, and its former benchmark, FTSE NAREIT All Equity REITs Index, which reflects performance of all publicly traded equity REITs, including timber REITs. The Fund changed its benchmark effective May 31, 2011 because the Adviser believes that the FTSE NAREIT Equity REITs Index is more representative of the investment approach used to manage the Fund.

2)	The following lines are added to the table under the heading"Average Annual Total Return as of December 31, 2010," in the section of the Fund's Prospectuses entitled "Columbia Real Estate Equity Fund - Performance Information":

	1 year	5 years	10 years
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	27.96%	3.04%	10.77%

The table compares the Fund's returns for each period with those of the FTSE National Association of Real Estate Investment Trusts (NAREIT) Equity REITs Index, which reflects performance of all publicly traded equity REITs other than those designated as timber REITs, and its former benchmark, FTSE NAREIT All Equity REITs Index, which reflects performance of all publicly traded equity REITs, including timber REITs. The Fund changed its benchmark effective May 31, 2011 because the Adviser believes that the FTSE NAREIT Equity REITs Index is more representative of the investment approach used to manage the Fund.

Average Annual Total Returns	1 Year	5 Years	10 Years
Columbia Real Estate Equity Fund FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	27.96%	3.04%	10.77%